Shareholder Fees - FidelitySAISmall-MidCap500IndexFund-PRO	Sep. 29, 2022 USD ($)
FidelitySAISmall-MidCap500IndexFund-PRO | Fidelity SAI Small-Mid Cap 500 Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none